Related Party Transactions (Details 7) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Advances from related party customer		$ 7,520
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Related Party Transaction [Line Items]
Advances from related party customer		$ 7,520